[LOGO OF USAA]
   USAA(R)

                       USAA FLORIDA TAX-FREE
                               INCOME Fund

                                  [GRAPHIC OF USAA FLORIDA TAX-FREE INCOME FUND]

         A n n u a l   R e p o r t

--------------------------------------------------------------------------------
      MARCH 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                     "
                                            AS THE GEOPOLITICAL
[PHOTO OF CHRISTOPHER W. CLAUS]             UNCERTAINTY UNWINDS,
                                       WE AT USAA EXPECT THE ECONOMY
                                        TO REGAIN SOME MOMENTUM ....
                                                     "
--------------------------------------------------------------------------------

                 At USAA, we remain proud and honored to serve our members, many of whom have served or are serving our nation in all corners of the world. The nation's worst fears about the war in Iraq have not been realized, and we are grateful.

                 American investors also appear to be relieved. In the days leading up to the war, they flocked to the relative safety of the Treasury market. However, as war fears waned, they became less willing to pay a premium for Treasury securities.

                 As the geopolitical uncertainty unwinds, we at USAA expect the economy to regain some momentum during the latter half of the year.

                 Over the last year and a half, interest rates fell to near-historic lows. In the coming months, we believe the Federal Reserve Board will continue to support the economy by maintaining its accommodative monetary policy. We also expect the federal government to pass some kind of tax-cut package. Once the economy demonstrates it's on the road to recovery, it would be reasonable to expect interest rates to begin to rise.

                 Around the country, state and municipal governments are also facing budget challenges. Many have spent a significant amount of money on homeland security issues. At the same time, they have seen a decrease in their overall tax revenues, including

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 income, capital gains, and usage taxes. Nevertheless, the potential problems, while demanding, should be manageable.

                 At USAA, we will continue to work hard on your behalf and remain focused on providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. Our goal is to deliver one of the best values in the marketplace - without excessive fees, sales loads, or contractual plans and with below-average expense ratios. As always, we're here to serve you with our proven and market-tested portfolio management team, track record, USAA's world-class service, and pure no-load mutual funds.

                 Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for your trust and support.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

Table of CONTENTS
--------------------------------------------------------------------------------

  INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                       1

  FINANCIAL INFORMATION

    Distributions to Shareholders                                 11

    Independent Auditors' Report                                  12

    Portfolio of Investments                                      13

    Notes to Portfolio of Investments                             20

    Financial Statements                                          21

    Notes to Financial Statements                                 24

  DIRECTORS' INFORMATION                                          33

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA FLORIDA TAX-FREE INCOME FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in long-term investment-grade Florida tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

                                                            3/31/03          3/31/02
Net Assets                                               $226.9 Million   $204.9 Million
Net Asset Value Per Share                                    $10.04            $9.54
Tax-Exempt Dividends Per Share Last 12 Months                $0.452           $0.470
Capital Gain Distributions Per Share Last 12 Months             -                -

                         30-DAY SEC YIELD* AS OF 3/31/03

     30-DAY SEC YIELD                                            3.78%

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2003

                      TOTAL RETURN     =     DIVIDEND RETURN      +     PRICE CHANGE
SINCE 10/1/93             5.33%        =          5.29%           +         0.04%
5 YEARS                   5.31%        =          5.11%           +         0.20%
1 YEAR                   10.16%        =          4.92%           +         5.24%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE NINE-YEAR PERIOD ENDING MARCH 31, 2003

                    [CHART]

             TOTAL RETURN     DIVIDEND RETURN    CHANGE IN SHARE PRICE
3/31/1995      7.01%               5.79%                 1.22%
3/31/1996      7.66%               5.79%                 1.87%
3/31/1997      6.51%               5.75%                 0.76%
3/31/1998     12.22%               5.68%                 6.54%
3/31/1999      5.91%               5.11%                 0.80%
3/31/2000     -3.85%               4.93%                -8.78%
3/31/2001     11.15%               5.68%                 5.47%
3/31/2002      3.86%               4.90%                -1.04%
3/31/2003     10.16%               4.92%                 5.24%

                  [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED
                 CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                  12-MONTH DIVIDEND YIELD COMPARISON

          [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

           USAA FLORIDA TAX-FREE    LIPPER FLORIDA MUNICIPAL DEBT
                INCOME FUND                 FUNDS AVERAGE
           ---------------------    -----------------------------
3/31/1995          5.44%                         5.35%
3/31/1996          5.57                          5.10
3/31/1997          5.57                          5.05
3/31/1998          5.11                          4.67
3/31/1999          4.96                          4.48
3/31/2000          5.37                          4.78
3/31/2001          5.09                          4.62
3/31/2002          4.91                          4.59
3/31/2003          4.50                          4.31

                         [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/95 TO 3/31/03.

4

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             USAA FLORIDA    LEHMAN BROTHERS                               LIPPER FLORIDA
            TAX-FREE INCOME    MUNICIPAL       LIPPER FLORIDA MUNICIPAL    MUNICIPAL DEBT
                 FUND         BOND INDEX           DEBT FUNDS AVERAGE       FUNDS INDEX
            ---------------  ---------------   ------------------------    --------------
10/1/1993     $10000.00        $10000.00             $10000.00               $10000.00
Oct-93          9959.80         10019.22              10014.26                10023.76
Nov-93          9822.99          9930.77               9887.06                 9892.66
Dec-93         10078.18         10140.44              10103.04                10096.69
Jan-94         10195.41         10256.30              10231.76                10232.71
Feb-94          9779.48          9990.67               9924.49                 9953.29
Mar-94          9178.53          9583.76               9443.92                 9520.65
Apr-94          9248.94          9665.14               9495.31                 9552.61
May-94          9342.00          9748.79               9574.30                 9647.66
Jun-94          9290.43          9689.16               9526.36                 9594.40
Jul-94          9494.34          9866.90               9693.97                 9770.57
Aug-94          9518.71          9901.10               9700.58                 9777.12
Sep-94          9332.46          9755.85               9549.31                 9629.63
Oct-94          9072.05          9582.63               9337.96                 9433.79
Nov-94          8789.65          9409.12               9123.79                 9226.48
Dec-94          9065.97          9616.25               9395.30                 9497.71
Jan-95          9419.02          9891.21               9702.02                 9799.25
Feb-95          9732.85         10178.88              10003.29                10113.08
Mar-95          9821.85         10295.86              10092.93                10197.48
Apr-95          9811.30         10308.02              10091.13                10195.02
May-95         10154.97         10636.94              10445.43                10532.61
Jun-95         10016.48         10543.97              10309.09                10397.41
Jul-95         10041.68         10643.72              10378.03                10458.87
Aug-95         10166.66         10778.80              10486.39                10563.75
Sep-95         10235.01         10846.90              10563.20                10639.95
Oct-95         10439.98         11004.58              10741.80                10809.57
Nov-95         10655.88         11187.41              10955.37                11016.06
Dec-95         10779.67         11294.79              11085.35                11140.61
Jan-96         10831.01         11380.13              11129.32                11197.97
Feb-96         10721.59         11303.27              11036.73                11098.00
Mar-96         10574.06         11158.87              10860.64                10913.16
Apr-96         10546.30         11127.22              10818.64                10873.59
May-96         10526.82         11122.98              10823.09                10865.12
Jun-96         10665.59         11244.21              10930.74                10973.98
Jul-96         10776.14         11345.94              11032.06                11077.57
Aug-96         10778.41         11343.39              11018.80                11061.40
Sep-96         10982.46         11501.92              11183.24                11223.18
Oct-96         11103.29         11631.91              11299.25                11344.21
Nov-96         11294.07         11844.98              11488.16                11539.96
Dec-96         11251.67         11794.96              11439.90                11486.25
Jan-97         11243.34         11817.28              11429.31                11481.50
Feb-97         11403.09         11925.80              11523.49                11574.39
Mar-97         11262.41         11766.70              11377.65                11412.94
Apr-97         11374.33         11865.32              11472.46                11506.35
May-97         11570.20         12043.92              11620.54                11654.90
Jun-97         11709.33         12172.21              11748.76                11788.88
Jul-97         12067.52         12509.33              12078.19                12122.69
Aug-97         11944.72         12392.06              11952.64                11981.69
Sep-97         12100.05         12539.00              12083.16                12103.58
Oct-97         12164.86         12619.82              12167.36                12185.12
Nov-97         12276.31         12694.14              12240.65                12258.52
Dec-97         12507.11         12879.23              12422.31                12442.07
Jan-98         12608.08         13012.04              12543.14                12575.05
Feb-98         12609.41         13016.00              12535.09                12564.91
Mar-98         12638.93         13027.58              12545.27                12581.16
Apr-98         12577.62         12968.80              12477.08                12511.28
May-98         12806.23         13173.96              12681.74                12720.65
Jun-98         12863.03         13225.95              12725.31                12759.50
Jul-98         12891.24         13259.02              12756.93                12791.11
Aug-98         13113.22         13463.89              12949.22                12985.35
Sep-98         13296.86         13631.74              13086.47                13127.60
Oct-98         13219.09         13631.46              13036.99                13083.82
Nov-98         13301.13         13679.22              13095.97                13145.50
Dec-98         13302.77         13713.69              13118.62                13164.68
Jan-99         13446.40         13876.74              13252.42                13300.07
Feb-99         13393.93         13816.27              13184.58                13236.49
Mar-99         13386.15         13835.20              13182.97                13234.71
Apr-99         13400.82         13869.67              13215.64                13264.75
May-99         13302.91         13789.42              13124.28                13178.00
Jun-99         13066.88         13591.05              12924.48                12991.83
Jul-99         13039.51         13640.50              12931.53                12987.36
Aug-99         12811.91         13531.14              12778.52                12830.53
Sep-99         12718.09         13536.79              12735.79                12785.65
Oct-99         12496.71         13390.13              12568.59                12617.08
Nov-99         12611.41         13532.55              12683.90                12719.05
Dec-99         12460.61         13431.67              12573.84                12604.15
Jan-00         12309.02         13373.18              12461.36                12487.33
Feb-00         12519.64         13528.60              12619.18                12650.44
Mar-00         12870.86         13824.18              12905.13                12908.69
Apr-00         12783.93         13742.51              12821.42                12837.51
May-00         12676.73         13671.02              12726.51                12750.69
Jun-00         13048.34         14033.29              13054.21                13063.99
Jul-00         13264.06         14228.55              13242.16                13252.37
Aug-00         13480.51         14447.84              13443.06                13448.54
Sep-00         13378.87         14372.67              13370.40                13375.93
Oct-00         13541.30         14529.50              13512.62                13515.76
Nov-00         13644.42         14639.43              13604.63                13609.65
Dec-00         14064.77         15001.13              13951.31                13939.79
Jan-01         14112.61         15149.77              14029.73                14014.62
Feb-01         14187.71         15197.81              14083.26                14075.64
Mar-01         14304.60         15334.01              14208.35                14193.81
Apr-01         14084.98         15167.85              14046.63                14047.59
May-01         14263.97         15331.18              14190.34                14207.27
Jun-01         14427.32         15433.76              14307.14                14321.61
Jul-01         14700.76         15662.37              14529.17                14537.58
Aug-01         14956.56         15920.37              14764.20                14770.55
Sep-01         14860.31         15866.96              14687.03                14691.10
Oct-01         15030.15         16056.01              14858.35                14852.43
Nov-01         14894.53         15920.65              14715.24                14718.55
Dec-01         14767.00         15770.03              14581.49                14591.37
Jan-02         14961.44         16043.57              14785.12                14795.79
Feb-02         15128.51         16236.86              14950.38                14947.26
Mar-02         14859.39         15918.67              14691.15                14703.04
Apr-02         15121.44         16229.79              14929.21                14945.83
May-02         15231.93         16328.42              15007.17                15030.32
Jun-02         15350.84         16501.07              15148.74                15172.99
Jul-02         15520.69         16713.29              15324.37                15337.73
Aug-02         15726.52         16914.21              15485.48                15497.52
Sep-02         16132.22         17284.67              15795.70                15801.66
Oct-02         15761.20         16998.13              15505.88                15495.12
Nov-02         15694.82         16927.49              15452.83                15443.53
Dec-02         16059.19         17284.67              15765.18                15754.11
Jan-03         15992.02         17240.87              15710.86                15702.36
Feb-03         16279.15         17481.92              15923.13                15909.12
Mar-03         16369.64         17492.37              15934.06                15928.67

                                   [END CHART]

                 DATA SINCE INCEPTION ON 10/1/93 THROUGH 3/31/03.

               SEE THE FOLLOWING PAGE FOR BENCHMARK DEFINITIONS.

               NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph on page 4 illustrates the comparison of a $10,000 investment in the USAA Florida Tax-Free Income Fund to the following benchmarks:

                     o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                     o The Lipper Florida Municipal Debt Funds Average, an
                       average performance level of all Florida municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                     o The Lipper Florida Municipal Debt Funds Index, which
                       tracks the total return performance of the 10 largest funds within the Lipper Florida Municipal Debt Funds category.

6

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU] Robert R. Pariseau, CFA
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO MARCH 31, 2003?

                 Your USAA Florida Tax-Free Income Fund provided a total return of 10.16% versus an average of 8.35% for the 62 funds in the Lipper Florida Municipal Debt Funds category for the year ended March 31, 2003. This compares to a 9.89% return for the Lehman Brothers Municipal Bond Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.50%, well above the 4.31% of the Lipper category average.

                 Lipper named the Fund a Lipper Leader for total return, consistent return, tax efficiency, and expense within the Lipper Florida

                 REFER TO PAGE 5 FOR THE LIPPER AVERAGE AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA FLORIDA TAX-FREE INCOME FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF MUNICIPAL SINGLE-STATE LONG-TERM BOND FUNDS OVER THE FOLLOWING TIME PERIODS ENDING 3/31/03: 478 FUNDS IN THE LAST THREE YEARS AND 451 FUNDS IN THE LAST FIVE YEARS. WITH RESPECT TO THE MUNICIPAL SINGLE-STATE LONG-TERM BOND FUNDS, THE USAA FLORIDA TAX-FREE INCOME FUND RECEIVED A MORNINGSTAR RATING OF 5 STARS AND 4 STARS FOR THE THREE-AND FIVE-YEAR PERIODS, RESPECTIVELY.

 . . . C O N T I N U E D
========================--------------------------------------------------------

[LOGO OF LIPPER LEADER]  [LOGO OF LIPPER LEADER]  [LOGO OF LIPPER LEADER]  [LOGO OF LIPPER LEADER]
     TOTAL RETURN           CONSISTENT RETURN          TAX EFFICIENCY             EXPENSE

                 Municipal Debt Funds category for the three-year period ending March 31, 2003.

                                          * * * *

                     THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR RATING(TM) OF 4 STARS IN THE MUNICIPAL SINGLE-STATE LONG-TERM BOND FUND CATEGORY (478 FUNDS IN CATEGORY)
                             FOR THE PERIOD ENDING MARCH 31, 2003.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THIS PERIOD?

                 Interest rates have fallen for most of the period because of the struggling U.S. economy. Despite the Federal Reserve Board's (the Fed's) efforts to stimulate growth, a sustained recovery has yet to take hold.

                 LIPPER RATINGS FOR TOTAL RETURN REFLECT FUNDS' HISTORICAL TOTAL RETURN PERFORMANCE RELATIVE TO PEERS AS OF MARCH 31, 2003. LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF MARCH 31, 2003. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF MARCH 31, 2003. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF MARCH 31, 2003. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, TAX EFFICIENCY, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

                 THE USAA FLORIDA TAX-FREE INCOME FUND IN LIPPER'S FLORIDA MUNICIPAL DEBT FUNDS CATEGORY WAS RATED FOR 3 YEARS AMONG 61 FUNDS, FOR 5 YEARS AMONG 59 FUNDS, AND FOR 10 YEARS AMONG 21 FUNDS FOR TOTAL RETURN; FOR 3 YEARS AMONG 58 FUNDS, FOR 5 YEARS AMONG 56 FUNDS, AND FOR 10 YEARS AMONG 18 FUNDS FOR CONSISTENT RETURN; FOR 3 YEARS AMONG 61 FUNDS, FOR 5 YEARS AMONG 59 FUNDS, AND FOR 10 YEARS AMONG 21 FUNDS FOR TAX EFFICIENCY; FOR 3 YEARS AMONG 871 FUNDS, FOR 5 YEARS AMONG 800 FUNDS, AND FOR 10 YEARS AMONG 325 FUNDS FOR EXPENSE. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

                 The Fund remains fully invested in a well-diversified portfolio of long-term investment-grade municipal bonds with an income orientation. Over time, income usually provides the vast majority of a bond's total return. Adjustments in strategy have also helped performance during the last three years. I increased the average credit quality and added more 15-to 20-year maturities to reduce the weighted average maturity. As the economy improves, I plan to purchase selected medium-grade securities (BBB-and A-rated) at attractive yields.

HOW HAVE STATE BUDGET DEFICITS AFFECTED THE PORTFOLIO?

                 Thanks to prompt, proactive legislative action, Florida's general fund completed fiscal year 2002 with a surplus and should end fiscal year 2003 with a surplus as well. With this year's state revenues expected to decline only slightly, Florida's service-based economy continues to demonstrate resiliency. The Budget Stabilization Fund, which contains nearly $1 billion, provides additional comfort. Florida's strong credit ratings are Aa2 (stable outlook) by Moody's Investors Service, AA+ (stable) by Standard & Poor's Ratings, and AA (stable) by Fitch Ratings.

                 Defaults or even serious credit problems are unusual for traditional investment-grade municipal securities. The majority of municipal bonds provides essential public services and enjoys broad public support. Nonetheless, USAA's team of analysts closely monitors the financial outlook of the Fund's securities. Also, a significant portion (81%) of the portfolio is rated AAA or AA.

WHAT IS THE OUTLOOK?

                 A sustained economic recovery has eluded the Fed, despite its cuts in short-term rates. Recently, growth in consumer spending has shown ominous signs of deterioration, and the employment picture is not getting brighter. Fortunately, inflationary pressures are benign.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 By historical measures, short-term rates are low compared to long-term rates. Consequently, they may increase more than long-term rates when the Fed begins to raise rates. If so, longer maturities could perform relatively well and pay considerably higher income than short-term issues. Because Fed action seems months away, investors may do well to bide their time.

TAXABLE EQUIVALENT YIELDS

To match the USAA Florida Tax-Free Income Fund's closing 30-day SEC yield of 3.78%, and assuming marginal federal tax rates of:
                                             27.00%    30.00%   35.00%   38.60%
and assuming an investor, filing jointly, with $300,000 in intangible assets,

A FULLY TAXABLE INVESTMENT MUST PAY:          5.18%     5.40%    5.82%    6.16%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                              PORTFOLIO RATINGS MIX
                                     3/31/03

                 [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                  54%
AA                                   26%
A                                    11%
BBB                                   8%
Cash Equivalents                      1%

                             [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, or Fitch Ratings. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to category BBB account for 2.4% of the Fund's investments and are included in their appropriate categories above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-19.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA FLORIDA TAX-FREE INCOME FUND

                 The Fund completed its fiscal year on March 31, 2003. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, after the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2003.

12

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

                 USAA FLORIDA TAX-FREE INCOME FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA Florida Tax-Free Income Fund (a portfolio of USAA State Tax-Free Trust), including the portfolio of investments, as of March 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2002, and the financial highlights for each of the periods presented through March 31, 2002, were audited by other auditors, whose report dated May 3, 2002, expressed an unqualified opinion on the statement and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2003 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Florida Tax-Free Income Fund at March 31, 2003, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 May 2, 2003

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2003

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (PRE)    Prerefunded to a date prior to maturity.
                 (LOC)    Enhanced by a bank letter of credit.
                 (NBGA)   Enhanced by a nonbank guarantee agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2003

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 COP      Certificate of Participation
                 GO       General Obligation
                 IDA      Industrial Development Authority/Agency
                 MFH      Multifamily Housing
                 MLO      Municipal Lease Obligation
                 PCRB     Pollution Control Revenue Bond
                 RB       Revenue Bond

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2003

PRINCIPAL                                                   COUPON          FINAL         MARKET
   AMOUNT    SECURITY                                         RATE       MATURITY          VALUE
------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (94.5%)

             FLORIDA
  $ 3,400    Alachua County Health Facilities Auth. RB,
              Series 1996A (INS)                              5.80%    12/01/2026      $   3,664
    7,900    Bay County Water Systems RB,
              Series 2000 (INS)                               5.70      9/01/2025          8,596
    4,200    Beacon Tradeport Community Development RB,
              Series 2002A (INS)                              5.50      5/01/2022          4,437
             Board of Education Public Education GO,
    6,000     Series 1998E (NBGA)                             5.63      6/01/2025          6,455
    5,500     Series 2000D (NBGA)                             5.75      6/01/2022          6,050
             Boca Raton GO,
    1,720     Series 2000                                     5.38      7/01/2018          1,875
    2,175     Series 2000                                     5.38      7/01/2019          2,356
    2,290     Series 2000                                     5.38      7/01/2020          2,457
    3,000    Brevard County Health Facilities Auth. RB,
              Series 2001 (INS)                               5.00      4/01/2021          3,116
             Broward County Educational Facilities
              Auth. (NOVA Southeastern Univ.) RB,
    2,500     Series 2000B (INS)                              5.75      4/01/2021          2,704
      610     Series 2002B (INS)                              5.75      4/01/2020            663
      645     Series 2002B (INS)                              5.75      4/01/2021            699
    1,430     Series 2002B (INS)                              5.25      4/01/2022          1,473
             Broward County GO,
    2,500     Series 2001A                                    5.25      1/01/2019          2,689
    2,500     Series 2001A                                    5.25      1/01/2020          2,673
    3,230     Series 2001A (INS)                              5.25      1/01/2021          3,433
             Broward County Housing Finance Auth.
              MFH RB,
    1,100     Series 1995A                                    7.00      2/01/2025          1,157
    1,000     Series 1997A-1                                  6.00      5/01/2032          1,058
    5,000    Broward County School Board COP (MLO),
              Series 2001A (INS)                              5.00      7/01/2022          5,174
    2,000    Collier County Health Facilities Auth. RB,
              Series 1994                                     7.00     12/01/2019          2,149
    2,610    Duval County School Board COP (MLO),
              Series 2000 (INS)                               5.38      7/01/2019          2,827
    8,000    Escambia County Health Facilities Auth. RB,
              Series 1999A-2 (PRE)                            6.00     11/15/2031          9,515
      700    Gulf County School District Sales Tax RB,
              Series 1997 (INS)                               5.75      6/01/2017            747

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2003

PRINCIPAL                                                   COUPON          FINAL         MARKET
   AMOUNT    SECURITY                                         RATE       MATURITY          VALUE
------------------------------------------------------------------------------------------------
             Hillsborough County IDA PCRB,
  $ 2,000     Series 1994                                     6.25%    12/01/2034      $   2,039
    4,000     Series 2002                                     5.50     10/01/2023          3,894
      625    Hillsborough County Water Assessment RB,
              Series 2000 (INS)                               5.13      3/01/2020            660
             Housing Finance Agency RB,
      870     Series 1994A                                    6.35      7/01/2014            905
    1,000     Series 1995H (NBGA)                             6.50     11/01/2025          1,041
    2,000    Kissimmee Utility Auth. Electric System RB,
              Series 2001B (INS)                              5.00     10/01/2015          2,163
    6,000    Miami Limited Ad Valorem Tax Bonds GO,
              Series 2002 (INS)                               5.50      1/01/2021          6,504
    4,400    Miami-Dade County Aviation RB,
              Series 2000B (INS)                              5.75     10/01/2024          4,803
    3,000    Miami-Dade County Expressway Auth. RB,
              Series 2000 (PRE)(INS)                          6.00      7/01/2020          3,570
             Miami-Dade County School Board COP (MLO),
    1,000     Series 2001A (PRE)(INS)                         5.00      5/01/2019          1,121
    1,885     Series 2001A (PRE)(INS)                         5.00      5/01/2020          2,113
    1,230     Series 2001A (PRE)(INS)                         5.13      5/01/2021          1,390
    1,000    Miramar Wastewater Improvement
              Assessment Bonds, Series 1994 (PRE)(INS)        6.75     10/01/2025          1,092
             Municipal Loan Council RB,
    1,980     Series 2001A (INS)                              5.25     11/01/2017          2,164
    1,000     Series 2001A (INS)                              5.25     11/01/2018          1,086
    2,000    Municipal Power Agency RB,
              Series 2002 (INS)                               5.50     10/01/2018          2,226
    5,000    North Miami Educational Facilities RB,
              Series 1994A                                    6.13      4/01/2020          5,331
    2,130    North Miami Health Facilities Auth. RB,
              Series 1996 (LOC)                               6.00      8/15/2024          2,264
             Orange County Health Facilities Auth. RB,
    5,750     Series 1995                                     6.75      7/01/2020          5,632
    6,000     Series 2002                                     5.75     12/01/2027          6,176
    1,000    Orange County Housing Finance Auth. RB,
              Series 1994B                                    6.40      2/01/2030          1,036
             Orlando Utilities Commission Water and
              Electric RB,
    1,500     Series 2002C                                    5.25     10/01/2022          1,586

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2003

PRINCIPAL                                                   COUPON          FINAL         MARKET
   AMOUNT    SECURITY                                         RATE       MATURITY          VALUE
------------------------------------------------------------------------------------------------

  $ 1,525     Series 2002C                                    5.25%    10/01/2023      $   1,602
    3,000    Palm Beach County GO, Series 2001A               5.00      6/01/2020          3,138
    3,405    Palm Beach County Health Facilities
              Auth. RB, Series 1993 (PRE)                     6.30     10/01/2022          3,562
    7,875    Palm Beach County School Board COP,
              Series 2000A (PRE)                              5.88      8/01/2021          9,319
             Palm Beach County School Board COP (MLO),
    4,440     Series 2002A (INS)                              5.38      8/01/2018          4,870
    1,225     Series 2002D (INS)                              5.25      8/01/2020          1,312
      925     Series 2002D (INS)                              5.25      8/01/2022            978
    1,210    Pembroke Pines Public Improvement RB,
              Series 2001 (INS)                               5.50     10/01/2018          1,345
    5,000    Pinellas County Health Facilities Auth. RB,
              Series 2003                                     5.50     11/15/2027          5,029
             Polk County Transport Improvement RB,
    1,290     Series 2000 (INS)                               5.25     12/01/2018          1,394
    1,000     Series 2000 (INS)                               5.25     12/01/2019          1,075
   11,480    Seminole County Water and Sewer RB,
              Series 1999 (INS)                               5.38     10/01/2022         12,248
    6,805    St. Johns County IDA Hospital RB,
              Series 1992                                     6.00      8/01/2022          6,882
    2,000    St. Johns County IDA RB, Series 1997A (INS) a    5.50      3/01/2017          2,244
    1,150    Tallahassee Consolidated Utility
              Systems RB, Series 1994 (PRE)                   6.20     10/01/2019          1,202
    7,000    Tampa Bay Water Utility Systems RB,
              Series 2001A (INS)                              5.25     10/01/2019          7,518
    5,000    Tampa Utilities Tax Improvement RB,
              Series 1999A (INS)                              5.20     10/01/2019          5,328
    3,550    Tampa Water and Sewer RB, Series 2001B           5.00     10/01/2021          3,707
             Univ. of Tampa RB,
    2,250     Series 2002 (INS)                               5.50      4/01/2022          2,371
    1,500     Series 2002 (INS)                               5.50      4/01/2026          1,568
             West Orange Healthcare District RB,
    1,790     Series 1999A                                    5.50      2/01/2009          1,946
    1,000     Series 2001A                                    5.65      2/01/2022          1,013
                                                                                       ---------
             Total fixed-rate instruments (cost: $199,680)                               214,414
                                                                                       ---------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2003

PRINCIPAL                                                   COUPON         FINAL          MARKET
   AMOUNT    SECURITY                                         RATE      MATURITY           VALUE
------------------------------------------------------------------------------------------------
             PUT BOND (2.3%)

             FLORIDA
  $ 5,055    Duval County Housing Finance Auth. MFH RB,
              Series 1995 (NBGA) (cost: $5,102)               6.75%    4/01/2025       $   5,292
                                                                                       ---------

             VARIABLE-RATE DEMAND NOTES (1.6%)

             FLORIDA
             Lee Memorial Health System Board of
              Directors RB,
    2,350     Series 1995A                                    1.20     4/01/2025           2,350
    1,200     Series 1997B                                    1.20     4/01/2027           1,200
                                                                                       ---------
             Total variable-rate demand notes (cost: $3,550)                               3,550
                                                                                       ---------

             TOTAL INVESTMENTS (COST: $208,332)                                        $ 223,256
                                                                                       =========

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2003

                                                            % OF
PORTFOLIO SUMMARY BY CONCENTRATION                    NET ASSETS
---------------------------------------------------------------------
      Escrowed/Prerefunded Bonds                            14.5%
      Water/Sewer Utility                                   14.1
      Hospital                                              13.8
      General Obligation                                    11.1
      Special Assessment/Tax/Fee                            10.1
      Appropriated Debt                                      6.7
      Education                                              6.6
      Multifamily Housing                                    4.2
      Electric/Gas Utility                                   3.4
      Electric Utilities                                     2.6
      Health Miscellaneous                                   2.5
      Airport/Port                                           2.1
      Sales Tax                                              2.0
      Nursing/CCRC                                           1.9
      Municipal Finance                                      1.4
      Miscellaneous                                          1.0
      Other                                                  0.4
                                                            ----
      Total                                                 98.4%
                                                            ====

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolios of INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security. Security is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such is generally deemed by USAA Investment Management Company (the Manager) to be liquid under guidelines approved by the Board of Trustees.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2003

ASSETS

   Investments in securities, at market value (identified cost of $208,332)   $ 223,256
   Cash                                                                             148
   Receivables:
      Capital shares sold                                                            19
      Interest                                                                    3,942
                                                                              ---------
           Total assets                                                         227,365
                                                                              ---------
LIABILITIES

   Capital shares redeemed                                                           24
   USAA Investment Management Company                                                85
   USAA Transfer Agency Company                                                       6
   Accounts payable and accrued expenses                                             34
   Dividends on capital shares                                                      281
                                                                              ---------
           Total liabilities                                                        430
                                                                              ---------
               Net assets applicable to capital shares outstanding            $ 226,935
                                                                              =========
NET ASSETS CONSIST OF:

   Paid-in capital                                                            $ 218,250
   Accumulated net realized loss on investments                                  (6,239)
   Net unrealized appreciation of investments                                    14,924
                                                                              ---------
               Net assets applicable to capital shares outstanding            $ 226,935
                                                                              =========
   Capital shares outstanding, unlimited number of shares
      authorized, $.001 par value                                                22,610
                                                                              =========
   Net asset value, redemption price, and offering price per share            $   10.04
                                                                              =========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
YEAR ENDED MARCH 31, 2003

NET INVESTMENT INCOME

      Interest income                                             $ 11,422
                                                                  --------
      Expenses:
         Management fees                                               816
         Administrative and servicing fees                             328
         Transfer agent's fees                                          72
         Custodian's fees                                               69
         Postage                                                         7
         Shareholder reporting fees                                     10
         Trustees' fees                                                 18
         Registration fees                                               1
         Professional fees                                              48
         Other                                                           6
                                                                  --------
             Total expenses                                          1,375
         Expenses paid indirectly                                       (3)
                                                                  --------
             Net expenses                                            1,372
                                                                  --------
                  Net investment income                             10,050
                                                                  --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain                                              1,170
      Change in net unrealized appreciation/depreciation             9,667
                                                                  --------
                  Net realized and unrealized gain                  10,837
                                                                  --------
Increase in net assets resulting from operations                  $ 20,887
                                                                  ========

      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
YEARS ENDED MARCH 31,

FROM OPERATIONS                                                   2003          2002
                                                             -----------------------
   Net investment income                                     $  10,050      $  9,511
   Net realized gain on investments                              1,170           507
   Change in net unrealized appreciation/depreciation
      of investments                                             9,667        (2,558)
                                                             -----------------------
          Increase in net assets resulting from operations      20,887         7,460
                                                             -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                       (10,050)       (9,511)
                                                             -----------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                    45,576        44,050
   Dividend reinvestments                                        6,449         6,094
   Cost of shares redeemed                                     (40,823)      (32,142)
                                                             -----------------------
          Increase in net assets from capital share
             transactions                                       11,202        18,002
                                                             -----------------------
   Net increase in net assets                                   22,039        15,951

NET ASSETS

   Beginning of period                                         204,896       188,945
                                                             -----------------------
   End of period                                             $ 226,935      $204,896
                                                             =======================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                   4,634         4,560
   Shares issued for dividends reinvested                          654           630
   Shares redeemed                                              (4,149)       (3,321)
                                                             -----------------------
      Increase in shares outstanding                             1,139         1,869
                                                             =======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA State Tax-Free Trust (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware statutory trust consisting of two separate funds. The information presented in this annual report pertains only to the USAA Florida Tax-Free Income Fund (the Fund). The Fund's investment objective is to provide Florida investors with a high level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax.

              A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2003

                 all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities. The Fund concentrates its investments in Florida tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the year ended March 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $3,000.

              E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

26

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2003

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended March 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2003

         The tax character of distributions paid during the years ended March 31, 2003 and 2002, was as follows:

                                                       2003               2002
                                                ------------------------------
         Tax-exempt income                      $10,050,000         $9,511,000

         As of March 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed net investment income                      $    281,000
         Accumulated capital and other losses                       (6,239,000)
         Unrealized appreciation                                    14,924,000

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2003, the Fund had capital loss carryovers for federal income tax purposes of $6,239,000, which will expire between 2008 and 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2003, were $76,180,000 and $66,218,000, respectively.

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2003

         The cost of securities at March 31, 2003, for federal income tax purposes, was $208,332,000.

         Gross unrealized appreciation and depreciation of investments as of March 31, 2003, for federal income tax purposes, were $15,053,000 and $129,000, respectively, resulting in net unrealized appreciation of $14,924,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Florida Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Florida Municipal Debt Funds category.
                 The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Florida Tax-Free Income and USAA Florida Tax-Free Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. For the year ended March 31, 2003, the Fund's effective base fee was 0.34% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month will be added to the performance

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2003

                 period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                     ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                       AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------------------
+/-0.20% to 0.50%                          +/-0.04%
+/-0.51% to 1.00%                          +/-0.05%
+/-1.01% and greater                       +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the year ended March 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $816,000, which included a performance fee of $64,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's monthly average net assets. For the year ended March 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $328,000.

30

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2003

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended March 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $72,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended March 31, 2003, in accordance with affiliated transactions procedures approved by the Trust's Board of Trustees, security transactions were executed between the Fund and the following affiliated USAA funds at the then current market price with no brokerage commissions incurred:

                                                           COST TO      NET REALIZED GAIN
       SELLER                       PURCHASER             PURCHASER         TO SELLER
-----------------------------------------------------------------------------------------
USAA Florida Tax-Free          USAA Florida Tax-Free
    Income Fund                  Money Market Fund       $ 1,353,000        $  55,000

USAA Florida Tax-Free          USAA Long-Term Fund
    Income Fund                                            4,359,000           86,000

USAA Long-Term Fund            USAA Florida Tax-Free
                                   Income Fund            23,358,000          585,000

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2003

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED MARCH 31,
                                               -------------------------------------------------------------------------
                                                     2003             2002             2001          2000           1999
                                               -------------------------------------------------------------------------
Net asset value at beginning of period         $     9.54       $     9.64      $      9.14    $    10.02      $    9.94
                                               -------------------------------------------------------------------------
Income (loss) from investment operations:
      Net investment income                           .45              .47              .49           .49            .50
      Net realized and unrealized gain (loss)         .50             (.10)             .50          (.88)           .08
                                               -------------------------------------------------------------------------
Total from investment operations                      .95              .37              .99          (.39)           .58
                                               -------------------------------------------------------------------------
Less distributions:
      From net investment income                     (.45)            (.47)            (.49)         (.49)          (.50)
                                               -------------------------------------------------------------------------
Net asset value at end of period               $    10.04       $     9.54      $      9.64    $     9.14      $   10.02
                                               =========================================================================
Total return (%)*                                   10.16             3.86            11.15         (3.85)          5.91
Net assets at end of period (000)              $  226,935       $  204,896      $   188,945    $  170,162      $ 181,964
Ratio of expenses to average net assets (%)**         .63(a)           .56(a)           .49           .48            .47
Ratio of net investment income to
      average net assets (%)**                       4.59             4.84             5.26          5.25           4.96
Portfolio turnover (%)                              31.13            38.88            28.93         62.32          25.28

 *  Assumes reinvestment of all dividend income distributions during the period.
**  For the year ended March 31, 2003, average net assets were $219,012,000.
(a) Reflects total expenses excluding any fee-offset arrangements, which decreased these ratios as follows:
                                                        -             (.01%)            N/A           N/A            N/A

32

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2003

(9) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended March 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on October 1, 1993. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors and six Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of March 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

34

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946
                 Year of Election or Appointment: 1996

                 Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS(2)
                 Director, President, and Vice Chairman of the Board of
                  Directors
                 Born: December 1960
                 Year of Election or Appointment: 2001

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN(3,4,5,6)
                 Director
                 Born: June 1945
                 Year of Election or Appointment: 1994

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3,4,5,6)
                 Director
                 Born: July 1946
                 Year of Election or Appointment: 1997

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR(3,4,5,6)
                 Director
                 Born: August 1945
                 Year of Election or Appointment: 2000

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

36

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 LAURA T. STARKS, PH.D.(3,4,5,6)
                 Director
                 Born: February 1950
                 Year of Election or Appointment: 2000

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER(2,3,4,5,6)
                 Director
                 Born: July 1943
                 Year of Election or Appointment: 1992

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Born: November 1950
                 Year of Appointment: 2002

                 Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 STUART WESTER
                 Vice President
                 Born: June 1947
                 Year of Appointment: 2002

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 MARK S. HOWARD
                 Secretary
                 Born: October 1963
                 Year of Appointment: 2002

                 Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Secretary and Counsel, IMCO (12/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                 EILEEN M. SMILEY
                 Assistant Secretary
                 Born: November 1959
                 Year of Appointment: 2003

                 Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

38

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960
                 Year of Appointment: 2001

                 Senior Vice President, Life/IMCO/Financial Planning Services, Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes also holds the Officer position of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960
                 Year of Appointment: 2000

                 Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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40

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                                                                              41

 N O T E S
==========----------------------------------------------------------------------

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             TRUSTEES        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

 INDEPENDENT AUDITORS        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
    USAA TOUCHLINE(R)        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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